Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,031,437)	$ (801,667)	$ (4,392,880)	$ (3,700,683)
Adjustments to reconcile net loss to net cash used in operating activities
Bad debt expense - discontinued operations				69,600
Stock-based compensation and professional fees				14,125
Amortization of prepaid stock-based professional fees				90,067
Amortization expense	3,092		6,185
Net realized gain on short-term investments	(2,922)	(234)	1,025
Net unrealized loss on equity investments				3,118
Change in operating assets and liabilities:
Prepaid expenses and other current assets	(120,314)	(116,334)	(9,149)	35,695
Interest receivable				(3,590)
Accounts payable and accrued expenses	(470,693)	98,082	633,007	339,272
Deferred revenue	(18,026)	(18,026)	(72,102)	(72,102)
NET CASH USED IN OPERATING ACTIVITIES	(1,640,300)	(838,179)	(3,833,914)	(3,224,498)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale of short-term debt investments	905,353	150,389	1,149,320
Purchases of short-term investments	(33,972)	(52,793)	(175,543)	(4,147,107)
NET CASH PROVIDED BY INVESTING ACTIVITIES	871,381	97,596	973,777	(4,147,107)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock and pre-funded warrants			1,673,216
Proceeds from sale of common stock and warrants			1,741,522
Proceeds from exercise of pre-funded warrants			3
Purchase of treasury stock		(115,452)	(173,113)	(471,121)
NET CASH USED IN FINANCING ACTIVITIES		(115,452)	3,241,628	(471,121)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(768,919)	(856,035)	381,491	(7,842,726)
CASH AND CASH EQUIVALENTS - beginning of the period	3,905,799	3,524,308	3,524,308	11,367,034
CASH AND CASH EQUIVALENTS - end of the period	3,136,880	2,668,273	3,905,799	3,524,308
Cash paid during the period for:
Interest	2,066	1,870	5,084	4,869
Income taxes
Non-cash investing and financing activities:
Change in accumulated other comprehensive income (loss)	$ 8,285	$ 32,331	8,646	(6,227)
Increase in intangible assets and accounts payable and accrued expenses			247,400
Cancellation of treasury stock			$ 644,234